Document and Entity Information Document	Aug. 18, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 18, 2021
Entity Registrant Name	CLARIVATE PLC
Entity Central Index Key	0001764046
Amendment Flag	false
Entity File Number	001-38911
Entity Address, Address Line One	Friars House 160 Blackfriars Road
Entity Address, City or Town	London
Entity Address, Postal Zip Code	SE1 8EZ
Entity Address, Country	GB
City Area Code	44
Local Phone Number	207-433-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Document Information [Line Items]
Document Period End Date	Aug. 18, 2021
Entity Incorporation, State or Country Code	Y9
Series A Preferred Stock
Cover [Abstract]
Ordinary Shares, no par value	5.25% Series A Mandatory Convertible Preferred Shares, no par value
Trading Symbol	CLVT PR A
New York Stock Exchange	NYSE
Document Information [Line Items]
Ordinary Shares, no par value	5.25% Series A Mandatory Convertible Preferred Shares, no par value
New York Stock Exchange	NYSE
Trading Symbol	CLVT PR A
Common Stock
Cover [Abstract]
Ordinary Shares, no par value	Ordinary Shares, no par value
Trading Symbol	CLVT
New York Stock Exchange	NYSE
Document Information [Line Items]
Ordinary Shares, no par value	Ordinary Shares, no par value
New York Stock Exchange	NYSE
Trading Symbol	CLVT